Equity Investments With Readily Determinable Fair Values - Equity Securities With Readily Determinable Fair Value (Details) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	$ 38,062	$ 36,421
MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Cost Basis		29,258
Equity investments with readily determinable fair value		36,421
Common Stock | MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Cost Basis			$ 29,258
Equity investments with readily determinable fair value			$ 86,264
Townsquare | Common Stock | Common Class A
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	4,665	$ 4,776
Townsquare | Common Stock | Common Class A | MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Shares Held		583	583
Cost Basis		$ 4,221	$ 4,221
Equity investments with readily determinable fair value		4,776	$ 7,435
Townsquare | Common Stock | Townsquare Class C common stock
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	21,000	$ 21,499
Townsquare | Common Stock | Townsquare Class C common stock | MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Shares Held		2,625	2,625
Cost Basis		$ 19,001	$ 19,001
Equity investments with readily determinable fair value		21,499	$ 33,469
Draftkings | Common Stock
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	$ 12,397	$ 10,146
Draftkings | Common Stock | Common Class A | MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Shares Held		869	869
Cost Basis		$ 6,036	$ 6,036
Equity investments with readily determinable fair value		$ 10,146	$ 45,360